Related Party Transactions (Details) - USD ($)			12 Months Ended
	Dec. 07, 2020	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2019	Feb. 26, 2021
Disclosure of transactions between related parties [line items]
Consideration paid		$ (561,500,000)
Notional amount			$ 8,849,000,000.0	$ 7,261,000,000.0
Non-controlling interests | Eurolife ERB Insurance Group Holdings S.A.
Disclosure of transactions between related parties [line items]
Eurolife's investment in a Fairfax consolidated internal investment fund (note 6)			93,700,000	22,100,000
Non-insurance companies
Disclosure of transactions between related parties [line items]
Notional amount			2,210,800,000	2,084,200,000
Insurance and reinsurance companies
Disclosure of transactions between related parties [line items]
Notional amount			1,025,200,000	1,028,100,000
Key management team
Disclosure of transactions between related parties [line items]
Salaries and other short-term employee benefits			10,900,000	9,800,000
Share-based payments			3,500,000	5,100,000
Related party compensation			$ 14,400,000	$ 14,900,000
Shares in entity held by related party (in shares)			482,600
Shares in entity held by related party, value			$ 148,900,000
Proportion of voting rights held by related parties			43.60%	42.50%
Board of Directors
Disclosure of transactions between related parties [line items]
Retainers and fees			$ 1,100,000	$ 1,100,000
Share-based payments			600,000	200,000
Related party compensation			1,700,000	$ 1,300,000
Fairfax India
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions			$ 5,200,000
Fairfax India | Subordinate voting shares
Disclosure of transactions between related parties [line items]
Number of shares issued			546,263
Fairfax India 5.00% Unsecured Senior Notes Due 2028 | Non-insurance companies | Subsequent Events
Disclosure of transactions between related parties [line items]
Notional amount					$ 500,000,000.0
Interest rate					5.00%
Fairfax India 5.00% Unsecured Senior Notes Due 2028 | Insurance and reinsurance companies | Subsequent Events
Disclosure of transactions between related parties [line items]
Notional amount					$ 58,400,000
Atlas Mara Limited | Fairfax Africa
Disclosure of transactions between related parties [line items]
Percentage of common shares acquired	42.30%
Consideration paid	$ 40,000,000.0
Atlas Mara Limited | Atlas Mara Secured Borrowings | Fairfax Africa | Non-insurance companies
Disclosure of transactions between related parties [line items]
Notional amount	40,000,000.0
Atlas Mara Limited | Fairfax Africa Term Deposits | Fairfax Africa | Non-insurance companies
Disclosure of transactions between related parties [line items]
Notional amount	$ 19,700,000